Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

FRIEDMAN INDUSTRIES, INCORPORATED

Column A	Column B	Column C		Column D	Column E
		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts— Describe(A)	Deductions— Describe(B)	Balance at End of Period
Year ended March 31, 2018
Allowance for doubtful accounts receivable and cash discounts (deducted from related asset account)	$27,276	$—	$425,140	$431,364	$21,052

Year ended March 31, 2017
Allowance for doubtful accounts receivable and cash discounts (deducted from related asset account)	$22,276	$—	$307,932	$302,932	$27,276
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(A)	Cash discounts allowed on sales and charged against revenue.

(B)	Accounts receivable written off of $1,224 and $0 and cash discounts taken on sales of $430,140 and $302,932 during fiscal years 2018 and 2017, respectively.